Quarterly Holdings Report
for
Fidelity Advisor® Overseas Fund
January 31, 2024
OS-NPRT1-0324
1.813050.119
Common Stocks - 98.5%
	Shares	Value ($) (000s)
Bailiwick of Jersey - 0.4%
JTC PLC (a)	129,400	1,313
Belgium - 0.7%
Azelis Group NV	40,800	843
KBC Group NV	23,875	1,560
TOTAL BELGIUM		2,403
Canada - 2.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	55,800	3,270
Constellation Software, Inc.	2,380	6,578
Constellation Software, Inc. warrants 8/22/28 (b)(c)	2,780	0
Lumine Group, Inc.	8,341	195
TOTAL CANADA		10,043
China - 0.0%
Chervon Holdings Ltd.	32,500	66
Denmark - 5.3%
Carlsberg A/S Series B	13,700	1,763
DSV A/S	30,704	5,493
Novo Nordisk A/S Series B	106,100	12,128
TOTAL DENMARK		19,384
Finland - 1.1%
Nordea Bank Abp	337,926	4,164
France - 13.0%
Air Liquide SA	29,010	5,429
ALTEN	22,075	3,431
Antin Infrastructure Partners SA	9,500	175
Capgemini SA	27,819	6,229
Edenred SA	29,754	1,782
EssilorLuxottica SA	26,825	5,285
L'Oreal SA	9,400	4,498
LVMH Moet Hennessy Louis Vuitton SE	11,095	9,232
Safran SA	35,100	6,553
TotalEnergies SE	74,200	4,814
TOTAL FRANCE		47,428
Germany - 9.2%
Allianz SE	19,223	5,136
Deutsche Borse AG	24,103	4,800
Hannover Reuck SE	21,629	5,194
Infineon Technologies AG	102,400	3,733
Merck KGaA	19,700	3,232
SAP SE	45,000	7,796
Siemens Healthineers AG (a)	65,700	3,682
TOTAL GERMANY		33,573
India - 0.9%
HCL Technologies Ltd.	24,599	466
HDFC Bank Ltd.	159,684	2,807
TOTAL INDIA		3,273
Indonesia - 0.7%
PT Bank Central Asia Tbk	4,349,300	2,631
Ireland - 0.9%
Kingspan Group PLC (Ireland)	41,100	3,356
Italy - 3.5%
FinecoBank SpA	219,563	3,187
GVS SpA (a)(b)	28,462	181
Industrie de Nora SpA	16,200	256
Recordati SpA	84,220	4,669
UniCredit SpA	160,100	4,690
TOTAL ITALY		12,983
Japan - 13.8%
Bandai Namco Holdings, Inc.	58,500	1,267
BayCurrent Consulting, Inc.	26,900	625
Capcom Co. Ltd.	50,100	1,911
FUJIFILM Holdings Corp.	47,000	2,979
Hoya Corp.	41,731	5,301
Iriso Electronics Co. Ltd.	7,684	180
Misumi Group, Inc.	42,400	727
Mitsubishi Heavy Industries Ltd.	37,000	2,468
NOF Corp.	44,671	2,018
Persol Holdings Co. Ltd.	1,065,600	1,694
Relo Group, Inc.	77,446	777
Renesas Electronics Corp. (b)	183,700	3,014
Shin-Etsu Chemical Co. Ltd.	141,300	5,562
Sony Group Corp.	71,124	6,975
Suzuki Motor Corp.	70,271	3,156
TIS, Inc.	53,427	1,188
Tokio Marine Holdings, Inc.	247,300	6,521
Tokyo Electron Ltd.	21,881	4,061
TOTAL JAPAN		50,424
Netherlands - 8.1%
ASM International NV (Netherlands)	6,700	3,738
ASML Holding NV (Netherlands)	16,206	14,058
IMCD NV	28,850	4,427
Topicus.Com, Inc. (b)	6,230	482
Wolters Kluwer NV	46,541	6,866
TOTAL NETHERLANDS		29,571
Spain - 1.2%
Amadeus IT Holding SA Class A	30,196	2,123
CaixaBank SA	570,400	2,432
TOTAL SPAIN		4,555
Sweden - 3.2%
Addlife AB	124,837	1,352
AddTech AB (B Shares)	100,587	2,092
Atlas Copco AB (A Shares)	241,692	3,857
Indutrade AB	179,625	4,389
Kry International AB (b)(c)(d)	156	7
TOTAL SWEDEN		11,697
Switzerland - 5.4%
Alcon, Inc. (Switzerland)	39,950	3,030
Compagnie Financiere Richemont SA Series A	30,964	4,599
Julius Baer Group Ltd.	49,127	2,675
Partners Group Holding AG	3,110	4,227
Sika AG	19,488	5,380
TOTAL SWITZERLAND		19,911
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	116,300	2,329
United Kingdom - 15.9%
3i Group PLC	134,000	4,195
AstraZeneca PLC (United Kingdom)	71,000	9,413
BAE Systems PLC	295,000	4,400
Beazley PLC	98,371	679
Compass Group PLC	239,254	6,590
Diageo PLC	162,276	5,861
Diploma PLC	62,467	2,581
Flutter Entertainment PLC (b)	4,924	1,016
Halma PLC	75,200	2,090
Hiscox Ltd.	92,673	1,220
InterContinental Hotel Group PLC	22,528	2,135
London Stock Exchange Group PLC	43,000	4,864
RELX PLC (London Stock Exchange)	182,384	7,528
Sage Group PLC	250,100	3,734
Volution Group PLC	320,051	1,768
TOTAL UNITED KINGDOM		58,074
United States of America - 11.9%
CBRE Group, Inc. (b)	36,500	3,150
CDW Corp.	11,000	2,494
Experian PLC	83,500	3,475
Ferguson PLC	22,800	4,291
Fiserv, Inc. (b)	6,200	880
ICON PLC (b)	10,900	2,843
Linde PLC	13,334	5,398
Marsh & McLennan Companies, Inc.	29,730	5,763
Nestle SA (Reg. S)	28,195	3,213
S&P Global, Inc.	11,531	5,170
Schneider Electric SA	22,400	4,400
Thermo Fisher Scientific, Inc.	4,800	2,587
TOTAL UNITED STATES OF AMERICA		43,664
TOTAL COMMON STOCKS (Cost $248,097)		360,842

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Sweden - 0.0%
Kry International AB Series E (b)(c)(d) (Cost $412)	901	56

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e) (Cost $4,893)	4,892,118	4,893

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $253,402)	365,791
NET OTHER ASSETS (LIABILITIES) - 0.1%	460
NET ASSETS - 100.0%	366,251

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,176,000 or 1.4% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,000 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Kry International AB	5/14/21	68

Kry International AB Series E	5/14/21	412

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,244	21,439	20,790	41	-	-	4,893	0.0%
Total	4,244	21,439	20,790	41	-	-	4,893

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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